Consolidated Statement of Changes in Convertible Preferred Shares, Redeemable Noncontrolling Interest and Shareholders' Deficit - USD ($) $ in Thousands	Redeemable Noncontrolling Interest [Member]	Convertible Preferred Shares	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance as of January 18, 2022 (date of inception) (in Shares) at Jan. 17, 2022			0
Increase (Decrease) in Stockholders' Deficit
Issuance of Class A Ordinary Share at inception (in shares)			108
Net loss					$ (7,819)	$ (7,819)
Balance as of March 31, 2022 (in Shares) at Mar. 31, 2022			108
Balance as of March 31, 2022 at Mar. 31, 2022					(7,819)	$ (7,819)
Balance (Shares) at Dec. 31, 2022		125,000				125,000
Balance at Dec. 31, 2022	$ 10,000	$ 12,500				$ 12,500
Balance as of January 18, 2022 (date of inception) (in Shares) at Jan. 17, 2022			0
Increase (Decrease) in Stockholders' Deficit
Issuance of Class A Ordinary Share at inception (in shares)						3,547
Net loss						$ (25,738)
Balance as of March 31, 2022 (in Shares) at Dec. 31, 2022			3,548			3,548
Balance as of March 31, 2022 at Dec. 31, 2022			$ 0	$ 0	(32,056)	$ (32,056)
Balance (Shares) at Jan. 18, 2022		0
Balance at Jan. 18, 2022	0	$ 0
Convertible Preferred Shares
Issuance of Series A-1 convertible preferred shares for cash (in Shares)		100,000
Issuance of Series A-1 convertible preferred shares for cash		$ 10,000
Issuance of Series A-1 convertible preferred shares for license (in Shares)		25,000
Issuance of Series A-1 convertible preferred shares for license		$ 2,500
Issuance of Subsidiary redeemable preferred shares for license	4,943
Balance (Shares) at Dec. 31, 2022		125,000				125,000
Balance at Dec. 31, 2022	10,000	$ 12,500				$ 12,500
Balance as of January 18, 2022 (date of inception) (in Shares) at Jan. 18, 2022			0
Balance as of January 18, 2022 (date of inception) at Jan. 18, 2022			$ 0	0	0	0
Increase (Decrease) in Stockholders' Deficit
Issuance of Class A Ordinary Share at inception (in shares)			1
Exercise of stock options (in Shares)			3,547
Share-based compensation expense				334		334
Net loss	(1,595)				(25,738)	(25,738)
Accretion of redeemable noncontrolling interest to redemption value	6,652			(334)	(6,318)	$ (6,652)
Balance as of March 31, 2022 (in Shares) at Dec. 31, 2022			3,548			3,548
Balance as of March 31, 2022 at Dec. 31, 2022			$ 0	0	(32,056)	$ (32,056)
Increase (Decrease) in Stockholders' Deficit
Net loss	$ (203)				(9,592)	(9,592)
Balance as of March 31, 2022 at Mar. 31, 2023				$ 69,703	$ (41,851)	$ 27,855